Submission	Jan. 06, 2026
Submission [Line Items]
Central Index Key	0001022837
Registrant Name	SUMITOMO MITSUI FINANCIAL GROUP, INC.
Registration File Number	333-276219
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES